Deferred Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Revenue
Summary of Changes in Deferred Revenue

The change in total deferred revenue was as follows for the periods indicated:

	Nine Months Ended	Year Ended
	September 30, 2025	December 31, 2024
Deferred revenue, beginning of period	$4,052,270	$1,214,096
Billings	6,745,306	4,362,730
Revenue recognized (prior year deferred revenue)	(3,612,072)	(1,214,096)
Revenue recognized (current year deferred revenue)	(3,706,242)	(3,091,333)
OpenReel deferred revenue - short-term - previously recognized at acquisition	—	2,663,230
Vidello deferred revenue - short-term	228,610	—
Deferred revenue - short-term, end of period	3,707,872	3,934,627
OpenReel deferred revenue - long-term	93,726	117,643
Deferred revenue - short-term and long-term, end of period	$3,801,598	$4,052,270

The change in total deferred revenue was as follows for the periods indicated:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Deferred revenue, beginning of period	$1,214,096	$930,436
Billings	4,362,730	4,781,924
Revenue recognized (prior year deferred revenue)	(1,214,096)	(930,436)
Revenue recognized (current year deferred revenue)	(3,091,333)	(3,567,828)
OpenReel deferred revenue - short-term	2,663,230	—
Deferred revenue - short-term, end of period	3,934,627	1,214,096
OpenReel deferred revenue - long-term	117,643	—
Deferred revenue - short-term and long-term, end of period	$4,052,270	$1,214,096